Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate	0.11%
Expected Dividend Yield	0.00%
Expected Volatility	88.60%
Expected Term	11 months 15 days